Vanguard® Real Estate Index Fund
Schedule of Investments (unaudited)
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (92.8%)
Data Center REITs (7.4%)
	Equinix Inc.	3,732,751	2,654,397
	Digital Realty Trust Inc.	12,364,154	1,715,897
			4,370,294
Diversified REITs (1.8%)
	WP Carey Inc.	8,929,371	489,687
	Essential Properties Realty Trust Inc.	6,369,426	167,771
	Broadstone Net Lease Inc.	7,642,497	111,275
	Global Net Lease Inc.	7,982,931	55,481
	Empire State Realty Trust Inc. Class A	5,602,857	50,986
	Alexander & Baldwin Inc.	2,959,484	48,743
	American Assets Trust Inc.	1,989,177	42,469
	Armada Hoffler Properties Inc.	2,745,983	28,888
	Gladstone Commercial Corp.	1,627,450	21,759
	One Liberty Properties Inc.	689,715	15,801
	NexPoint Diversified Real Estate Trust	1,349,586	8,070
			1,040,930
Health Care REITs (7.6%)
	Welltower Inc.	22,096,984	2,105,401
	Ventas Inc.	16,433,203	727,662
	Healthpeak Properties Inc.	28,907,548	537,969
	Omega Healthcare Investors Inc.	9,999,898	304,097
	Healthcare Realty Trust Inc. Class A	15,543,265	221,181
	Sabra Health Care REIT Inc.	9,435,081	131,336
	CareTrust REIT Inc.	4,859,496	120,127
[1]	Medical Properties Trust Inc.	24,450,550	112,473
	National Health Investors Inc.	1,772,033	111,744
	LTC Properties Inc.	1,690,067	55,941
	Community Healthcare Trust Inc.	1,055,150	27,993
	Global Medical REIT Inc.	2,537,492	20,579
	Universal Health Realty Income Trust	534,967	19,275
	Diversified Healthcare Trust	6,856,755	16,182
			4,511,960
Hotel & Resort REITs (2.5%)
	Host Hotels & Resorts Inc.	28,808,174	543,610
	Ryman Hospitality Properties Inc.	2,316,886	244,385
	Park Hotels & Resorts Inc.	8,566,210	138,173
	Apple Hospitality REIT Inc.	8,869,901	130,920
	Sunstone Hotel Investors Inc.	7,961,028	81,203
	DiamondRock Hospitality Co.	8,556,449	76,152
	Pebblebrook Hotel Trust	4,916,548	71,437

		Shares	Market Value ($000)
	RLJ Lodging Trust	6,357,361	69,931
	Xenia Hotels & Resorts Inc.	4,292,562	59,538
	Service Properties Trust	6,767,188	41,483
	Summit Hotel Properties Inc.	4,382,758	26,340
	Chatham Lodging Trust	1,990,372	18,252
			1,501,424
Industrial REITs (9.6%)
	Prologis Inc.	37,724,296	3,849,764
	Rexford Industrial Realty Inc.	8,621,787	369,099
	EastGroup Properties Inc.	1,892,019	293,944
	STAG Industrial Inc.	7,416,457	255,052
	Americold Realty Trust Inc.	11,569,221	254,176
	First Industrial Realty Trust Inc.	5,402,873	245,398
	Terreno Realty Corp.	3,484,133	189,363
	Innovative Industrial Properties Inc.	1,144,451	118,336
	LXP Industrial Trust	11,944,941	99,740
	Plymouth Industrial REIT Inc.	1,667,004	34,807
	Industrial Logistics Properties Trust	2,414,109	8,498
			5,718,177
Multi-Family Residential REITs (8.1%)
	AvalonBay Communities Inc.	5,797,784	1,099,086
	Equity Residential	14,731,410	948,703
	Essex Property Trust Inc.	2,620,447	645,285
	Mid-America Apartment Communities Inc.	4,765,533	619,519
	UDR Inc.	12,754,125	485,677
	Camden Property Trust	4,360,171	434,622
	Apartment Income REIT Corp. Class A	5,997,994	230,203
	Independence Realty Trust Inc.	9,167,146	144,566
	Elme Communities	3,585,275	54,353
	Veris Residential Inc.	3,012,741	43,414
*	Apartment Investment & Management Co. Class A	5,354,015	42,832
	Centerspace	614,753	41,342
	NexPoint Residential Trust Inc.	941,460	32,235
			4,821,837
Office REITs (4.1%)
	Alexandria Real Estate Equities Inc.	6,742,313	781,232
	Boston Properties Inc.	6,090,480	376,940
	Vornado Realty Trust	6,615,064	172,190
	Kilroy Realty Corp.	4,543,690	153,577
	Cousins Properties Inc.	6,196,136	142,139
[1]	SL Green Realty Corp.	2,628,280	130,967
	Highwoods Properties Inc.	4,329,717	113,439
	COPT Defense Properties	4,593,259	110,100
	Douglas Emmett Inc.	6,800,286	93,232
*	Equity Commonwealth	4,355,215	81,530
	JBG SMITH Properties	3,711,038	55,703
	Easterly Government Properties Inc. Class A	3,950,963	46,187
	Piedmont Office Realty Trust Inc. Class A	5,048,537	34,784
	Brandywine Realty Trust	7,011,692	31,833
	Paramount Group Inc.	6,640,880	30,814
	Hudson Pacific Properties Inc.	5,167,487	29,971
[1]	Peakstone Realty Trust	1,467,171	20,496
	NET Lease Office Properties	597,713	13,664
	City Office REIT Inc.	1,627,149	7,582
	Orion Office REIT Inc.	2,162,729	6,748
	Franklin Street Properties Corp.	3,381,023	6,289

		Shares	Market Value ($000)
[1]	Office Properties Income Trust	1,977,771	3,995
*,2	New York REIT Liquidating LLC	1,208	9
			2,443,421
Other (13.2%)[3]
[4,5]	Vanguard Real Estate II Index Fund	408,291,157	7,802,444
Other Specialized REITs (5.6%)
	VICI Properties Inc. Class A	38,845,182	1,109,030
	Iron Mountain Inc.	11,919,512	924,001
	Gaming & Leisure Properties Inc.	10,902,919	465,882
	Lamar Advertising Co. Class A	3,576,241	414,308
	EPR Properties	3,074,164	124,780
	Outfront Media Inc.	5,721,783	90,747
	Four Corners Property Trust Inc.	3,694,471	86,635
	Uniti Group Inc.	9,740,737	56,009
	Safehold Inc.	1,886,720	34,414
[1]	Farmland Partners Inc.	1,864,763	20,065
	Gladstone Land Corp.	1,386,984	17,587
			3,343,458
Retail REITs (11.6%)
	Simon Property Group Inc.	13,320,585	1,871,942
	Realty Income Corp.	33,958,087	1,818,116
	Kimco Realty Corp.	27,512,319	512,554
	Regency Centers Corp.	7,156,793	423,825
	Federal Realty Investment Trust	2,998,500	312,354
	NNN REIT Inc.	7,445,614	301,771
	Brixmor Property Group Inc.	12,277,066	271,323
	Agree Realty Corp.	4,105,849	234,937
	Kite Realty Group Trust	8,952,959	195,175
	Phillips Edison & Co. Inc.	4,882,607	159,661
	Tanger Inc.	4,394,663	124,589
	Macerich Co.	8,789,890	120,949
	SITE Centers Corp.	7,687,484	103,704
	Urban Edge Properties	4,801,014	80,321
	Acadia Realty Trust	4,175,225	72,148
	InvenTrust Properties Corp.	2,755,057	69,813
	Retail Opportunity Investments Corp.	5,144,342	63,121
	Getty Realty Corp.	2,043,399	55,376
	NETSTREIT Corp.	2,804,419	47,254
	Whitestone REIT	1,918,677	22,065
	Alexander's Inc.	93,636	19,810
	Saul Centers Inc.	536,481	19,533
	CBL & Associates Properties Inc.	457,916	9,960
*,2	Spirit MTA REIT	2,071,263	186
			6,910,487
Self-Storage REITs (5.6%)
	Public Storage	6,461,476	1,676,430
	Extra Space Storage Inc.	8,626,035	1,158,304
	CubeSmart	9,181,975	371,319
	National Storage Affiliates Trust	3,221,146	112,869
			3,318,922
Single-Family Residential REITs (4.0%)
	Invitation Homes Inc.	24,984,572	854,472
	Sun Communities Inc.	5,080,837	565,599
	American Homes 4 Rent Class A	13,282,500	475,514
	Equity LifeStyle Properties Inc.	7,230,882	435,950

		Shares	Market Value ($000)
	UMH Properties Inc.	2,576,153	41,012
			2,372,547
Telecom Tower REITs (9.7%)
	American Tower Corp.	19,032,574	3,265,228
	Crown Castle Inc.	17,706,023	1,660,471
	SBA Communications Corp. Class A	4,404,539	819,773
			5,745,472
Timber REITs (2.0%)
	Weyerhaeuser Co.	29,808,614	899,326
	Rayonier Inc.	5,749,231	170,522
	PotlatchDeltic Corp.	3,238,677	129,579
			1,199,427
Total Equity Real Estate Investment Trusts (REITs) (Cost $58,854,893)			55,100,800
Real Estate Management & Development (6.8%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	1,428,765	81,725
	RMR Group Inc. Class A	642,590	15,242
			96,967
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	1,334,958	86,986
*	Forestar Group Inc.	813,135	25,199
			112,185
Real Estate Operating Companies (0.3%)
	DigitalBridge Group Inc.	6,662,048	109,524
	Kennedy-Wilson Holdings Inc.	4,554,493	39,123
*,1	Seritage Growth Properties Class A	1,486,474	13,884
			162,531
Real Estate Services (6.1%)
*	CoStar Group Inc.	16,672,864	1,526,067
*	CBRE Group Inc. Class A	12,446,305	1,081,459
*	Jones Lang LaSalle Inc.	1,941,345	350,801
*	Zillow Group Inc. Class C	6,298,918	268,145
*	Zillow Group Inc. Class A	2,287,334	96,068
*	Cushman & Wakefield plc	7,421,834	71,621
	Newmark Group Inc. Class A	5,869,863	56,174
*	Compass Inc. Class A	15,153,271	47,733
*	Opendoor Technologies Inc.	21,888,577	43,558
	Marcus & Millichap Inc.	1,016,891	32,205
[1]	eXp World Holdings Inc.	3,132,993	31,205
*,1	Redfin Corp.	4,345,959	24,381
*	Anywhere Real Estate Inc.	4,052,197	19,694
*,1	Offerpad Solutions Inc.	386,827	3,006
*	Doma Holdings Inc.	216,888	1,312
			3,653,429
Total Real Estate Management & Development (Cost $4,825,575)			4,025,112

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[6,7]	Vanguard Market Liquidity Fund (Cost $417,933)	5.394%	4,180,202	417,978
Total Investments (100.3%) (Cost $64,098,401)				59,543,890
Other Assets and Liabilities—Net (-0.3%)				(177,760)
Net Assets (100%)				59,366,130
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $186,323,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned subsidiary of the fund.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $202,166,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Equinix Inc.	8/29/25	BANA	36,993	(5.424)	—	(1,498)
Equinix Inc.	8/29/25	BANA	36,728	(5.424)	—	(1,239)
Redfin Corp.	1/31/25	GSI	2,009	(5.331)	—	(50)
VICI Properties Inc. Class A	8/30/24	BANA	101,286	(5.981)	—	(3,293)
Welltower Inc.	8/30/24	BANA	46,720	(5.481)	714	—
					714	(6,080)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in affiliated Vanguard funds are valued at that fund's net asset value.
B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	59,125,717	—	195	59,125,912
Temporary Cash Investments	417,978	—	—	417,978
Total	59,543,695	—	195	59,543,890

Derivative Financial Instruments
Assets
Swap Contracts	—	714	—	714
Liabilities
Swap Contracts	—	6,080	—	6,080
D.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	488,498	NA2	NA2	3	(24)	1,917	—	417,978
Vanguard Real Estate II Index Fund	8,159,403	72,245	—	—	(429,204)	72,245	—	7,802,444
Total	8,647,901	72,245	—	3	(429,228)	74,162	—	8,220,422
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.